VANECK OIL REFINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 3.4%
Ampol Ltd. 57,215 $ 839,373
Underline
Austria : 4.8%
OMV AG 22,937 1,179,971
Underline
Finland : 4.2%
Neste Oyj † 112,507 1,039,545
Underline
Greece : 3.1%
HELLENiQ ENERGY Holdings
SA 28,146 232,665
Motor Oil Hellas Corinth
Refineries SA 21,497 514,597
747,262
Hungary : 4.7%
MOL Hungarian Oil & Gas Plc 144,757 1,139,600
Underline
India : 8.2%
Reliance Industries Ltd.
(USD) 144A (GDR) † 34,494 2,017,741
Underline
Israel : 0.7%
Oil Refineries Ltd. 766,295 181,877
Underline
Japan : 13.9%
Cosmo Energy Holdings Co.
Ltd. 20,300 875,611
ENEOS Holdings, Inc. † 275,000 1,454,717
Idemitsu Kosan Co. Ltd. † 150,240 1,065,889
3,396,217
Poland : 5.6%
ORLEN SA 78,493 1,380,730
Underline
Portugal : 4.9%
Galp Energia SGPS SA 68,758 1,203,415
Underline
Saudi Arabia : 1.7%
S-Oil Corp. (KRW) 10,738 410,016
Underline
Number
of Shares Value
South Korea : 6.9%
HD Hyundai Co. Ltd. 14,030 $ 693,777
SK Innovation Co. Ltd. * 12,860 989,401
1,683,178
Taiwan : 2.6%
Formosa Petrochemical
Corp. 564,000 627,268
Underline
Thailand : 2.7%
Bangchak Corp. PCL (NVDR) 326,100 367,194
Thai Oil PCL (NVDR) 404,100 292,907
660,101
Turkey : 4.2%
Turkiye Petrol Rafinerileri AS 282,634 1,027,483
Underline
United States : 28.4%
HF Sinclair Corp. 35,710 1,174,145
Marathon Petroleum Corp. 12,591 1,834,383
PBF Energy, Inc. † 16,249 310,193
Phillips 66 15,856 1,957,899
Valero Energy Corp. 12,807 1,691,420
6,968,040
Total Common Stocks
(Cost: $29,042,151) 24,501,817
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
5.7%
Money Market Fund: 5.7%
(Cost: $1,393,853)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,393,853 1,393,853
Total Investments: 105.7%
(Cost: $30,436,004) 25,895,670
Liabilities in excess of other assets: (5.7)% (1,387,186)
NET ASSETS: 100.0% $ 24,508,484
Definitions:
GDR Global Depositary Receipt
KRW Korean Won
NVDR Non-Voting Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $2,442,081.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,017,741, or 8.2% of net assets.